                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        September 30, 2008
                                               ---------------------------------

Check here if Amendment      [ ];              Amendment Number:
                                                                 ---------------

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  PMFM, Inc.
                  ----------------------------------------------
Address:               1061 Cliff Dawson Rd
                  ----------------------------------------------
                       Watkinsville, GA 30677
                  ----------------------------------------------

                  ----------------------------------------------

Form 13F File Number:      28-      11320
                              --------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

         Name:                  Judson P. Doherty
                           --------------------------------------------
         Title:                 Chief Financial Officer
                           --------------------------------------------
         Phone:                 (800) 222-7636
                           --------------------------------------------

Signature, Place, and Date of Signing:

          /s/ Judson P. Doherty   Watkinsville, Georgia       October 3, 2008
          ---------------------   ---------------------   ---------------------
               [Signature]           [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

          NONE

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   NONE
                                               ---------------------------------

Form 13F Information Table Entry Total:              4
                                               ---------------------------------

Form 13F Information Table Value Total:        $     21,217
                                               ---------------------------------
                                                           (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE



   COLUMN 1          COLUMN 2       COLUMN 3    COLUMN 4          COLUMN 5          COLUMN 6    COLUMN 7    COLUMN 8
                                                                                                       VOTING AUTHORITY
                                                                                                       ----------------
                                                 VALUE    SHRS OR   SH/    PUT/    INVESTMENT    OTHER
NAME OF ISSUER    TITLE OF CLASS     CUSIP     (x$1,000)  PRN AMT   PRN    CALL    DISCRETION   MANAGERS    SOLE   SHARED   NONE
--------------    --------------     -----     ---------  -------   ----   ----    ----------   --------    ----   ------   ----
MIDCAP SPDR TR      UNIT SER 1    595635 10 3     5812      43945    SH               SOLE                 43945
   SPDR TR          UNIT SER 1    78462F 10 3     4147      35743    SH               SOLE                 35743
  ISHARES TR       RUSSELL 2000   464287 65 5     8076     118094    SH               SOLE                118094
  ISHARES TR      MSCI EAFE IDX   464287 46 5     3182      56523    SH               SOLE                 56523



REPORT SUMMARY    4 DATA RECORDS                $ 21217          0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED